Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun. 30, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Total Return Government Bond FundINSTITUTIONAL SHARES (TICKER FTRGX) SERVICE SHARES (TICKER FTGSX) CLASS R6 SHARES (TICKER FTGLX)SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2021The Board of Trustees of Federated Hermes Total Return Government Bond Fund (the “Fund”) has approved a reduction in the Fund’s management fee from 0.30% to 0.25% of the Fund’s average daily net assets effective July 1, 2021. Accordingly, the following changes are made:1. Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS), Service Shares (SS) and Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ISSSR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) NoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) NoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)(as a percentage of offering price) NoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable) NoneNoneNoneExchange Fee NoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Management Fee[1] 0.25%0.25%0.25%Distribution (12b-1) Fee None0.25%NoneOther Expenses 0.24%0.48%0.19%Acquired Fund Fees and Expenses 0.01%0.01%0.01%Total Annual Fund Operating Expenses[1] 0.50%0.99%0.45%Fee Waivers and/or Expense Reimbursements[1,2] (0.17)%(0.32)%(0.13)%Total Annual Fund Operating Expenses After Fee Waivers and/orExpense Reimbursements 0.33%0.67%0.32%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund.2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2021, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.66% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements.Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsIS$51$160$280$628SS$101$315$547$1,213R6$46$144$252$5672. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.25% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES TOTAL RETURN GOVERNMENT BOND FUND – IS CLASSANNUAL EXPENSE RATIO: 0.50%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$51.13$10,450.002$10,450.00$522.50$10,972.50$53.43$10,920.253$10,920.25$546.01$11,466.26$55.83$11,411.664$11,411.66$570.58$11,982.24$58.34$11,925.185$11,925.18$596.26$12,521.44$60.97$12,461.816$12,461.81$623.09$13,084.90$63.71$13,022.597$13,022.59$651.13$13,673.72$66.58$13,608.618$13,608.61$680.43$14,289.04$69.57$14,221.009$14,221.00$711.05$14,932.05$72.70$14,860.9510$14,860.95$743.05$15,604.00$75.98$15,529.69Cumulative$6,144.10$628.24FEDERATED HERMES TOTAL RETURN GOVERNMENT BOND FUND – SS CLASSANNUAL EXPENSE RATIO: 0.99%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$100.98$10,401.002$10,401.00$520.05$10,921.05$105.03$10,818.083$10,818.08$540.90$11,358.98$109.25$11,251.894$11,251.89$562.59$11,814.48$113.63$11,703.095$11,703.09$585.15$12,288.24$118.18$12,172.386$12,172.38$608.62$12,781.00$122.92$12,660.497$12,660.49$633.02$13,293.51$127.85$13,168.188$13,168.18$658.41$13,826.59$132.98$13,696.229$13,696.22$684.81$14,381.03$138.31$14,245.4410$14,245.44$712.27$14,957.71$143.86$14,816.68Cumulative$6,005.82$1,212.99FEDERATED HERMES TOTAL RETURN GOVERNMENT BOND FUND - R6 CLASSANNUAL EXPENSE RATIO: 0.45%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$46.02$10,455.002$10,455.00$522.75$10,977.75$48.12$10,930.703$10,930.70$546.54$11,477.24$50.31$11,428.054$11,428.05$571.40$11,999.45$52.60$11,948.035$11,948.03$597.40$12,545.43$54.99$12,491.676$12,491.67$624.58$13,116.25$57.49$13,060.047$13,060.04$653.00$13,713.04$60.11$13,654.278$13,654.27$682.71$14,336.98$62.84$14,275.549$14,275.54$713.78$14,989.32$65.70$14,925.0810$14,925.08$746.25$15,671.33$68.69$15,604.17Cumulative$6,158.41$566.87June 25, 2021Federated Hermes Total Return Government Bond Fund Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561Contact us at FederatedInvestors.com or call 1-800-341-7400.Federated Securities Corp., DistributorQ455459 (6/21)© 2021 FederatedHermes, Inc.
Federated Hermes Total Return Government Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Total Return Government Bond FundINSTITUTIONAL SHARES (TICKER FTRGX) SERVICE SHARES (TICKER FTGSX) CLASS R6 SHARES (TICKER FTGLX)SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2021The Board of Trustees of Federated Hermes Total Return Government Bond Fund (the “Fund”) has approved a reduction in the Fund’s management fee from 0.30% to 0.25% of the Fund’s average daily net assets effective July 1, 2021. Accordingly, the following changes are made:1. Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS), Service Shares (SS) and Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ISSSR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) NoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) NoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)(as a percentage of offering price) NoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable) NoneNoneNoneExchange Fee NoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Management Fee[1] 0.25%0.25%0.25%Distribution (12b-1) Fee None0.25%NoneOther Expenses 0.24%0.48%0.19%Acquired Fund Fees and Expenses 0.01%0.01%0.01%Total Annual Fund Operating Expenses[1] 0.50%0.99%0.45%Fee Waivers and/or Expense Reimbursements[1,2] (0.17)%(0.32)%(0.13)%Total Annual Fund Operating Expenses After Fee Waivers and/orExpense Reimbursements 0.33%0.67%0.32%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund.2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2021, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.66% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements.Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsIS$51$160$280$628SS$101$315$547$1,213R6$46$144$252$5672. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.25% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES TOTAL RETURN GOVERNMENT BOND FUND – IS CLASSANNUAL EXPENSE RATIO: 0.50%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$51.13$10,450.002$10,450.00$522.50$10,972.50$53.43$10,920.253$10,920.25$546.01$11,466.26$55.83$11,411.664$11,411.66$570.58$11,982.24$58.34$11,925.185$11,925.18$596.26$12,521.44$60.97$12,461.816$12,461.81$623.09$13,084.90$63.71$13,022.597$13,022.59$651.13$13,673.72$66.58$13,608.618$13,608.61$680.43$14,289.04$69.57$14,221.009$14,221.00$711.05$14,932.05$72.70$14,860.9510$14,860.95$743.05$15,604.00$75.98$15,529.69Cumulative$6,144.10$628.24FEDERATED HERMES TOTAL RETURN GOVERNMENT BOND FUND – SS CLASSANNUAL EXPENSE RATIO: 0.99%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$100.98$10,401.002$10,401.00$520.05$10,921.05$105.03$10,818.083$10,818.08$540.90$11,358.98$109.25$11,251.894$11,251.89$562.59$11,814.48$113.63$11,703.095$11,703.09$585.15$12,288.24$118.18$12,172.386$12,172.38$608.62$12,781.00$122.92$12,660.497$12,660.49$633.02$13,293.51$127.85$13,168.188$13,168.18$658.41$13,826.59$132.98$13,696.229$13,696.22$684.81$14,381.03$138.31$14,245.4410$14,245.44$712.27$14,957.71$143.86$14,816.68Cumulative$6,005.82$1,212.99FEDERATED HERMES TOTAL RETURN GOVERNMENT BOND FUND - R6 CLASSANNUAL EXPENSE RATIO: 0.45%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$46.02$10,455.002$10,455.00$522.75$10,977.75$48.12$10,930.703$10,930.70$546.54$11,477.24$50.31$11,428.054$11,428.05$571.40$11,999.45$52.60$11,948.035$11,948.03$597.40$12,545.43$54.99$12,491.676$12,491.67$624.58$13,116.25$57.49$13,060.047$13,060.04$653.00$13,713.04$60.11$13,654.278$13,654.27$682.71$14,336.98$62.84$14,275.549$14,275.54$713.78$14,989.32$65.70$14,925.0810$14,925.08$746.25$15,671.33$68.69$15,604.17Cumulative$6,158.41$566.87June 25, 2021Federated Hermes Total Return Government Bond Fund Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561Contact us at FederatedInvestors.com or call 1-800-341-7400.Federated Securities Corp., DistributorQ455459 (6/21)© 2021 FederatedHermes, Inc.